FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 41,260
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 450,783
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 488
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 150,000
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 209
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 300,000
Name of guarantor	Arauco North America, Inc.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 2,570
Name of guarantor	Regional Road Administration (Bío - Bío region)
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 266
Name of guarantor	Arauco Forest Brasil y Mahal (Brazil)
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 2,240
Name of guarantor	Ministry of Public Works (MOP)
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 517
Name of guarantor	Arauco Forest Brasil
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Forestal Arauco S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 5,378
Name of guarantor	Transelec S.A.
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil
Description of assets pledged	Property plant and equipment
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 29,502
Name of guarantor	BNDES
Financial guarantee seven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 410
Name of guarantor	Bank Votorantim S.A.
Financial guarantee eight [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 463
Name of guarantor	Bank Votorantim S.A.